CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 5,938	$ 20,523	$ 22,076
Accounts receivable, net	11,984	16,262	6,057
Contract assets	17,492	11,748	4,172
Inventory	1,022	688	330
Income tax receivable	688	688	688
Related party receivable		0	4,874
Prepaid insurance	1,752	2,819	0
Prepaid expenses and other current assets	4,593	2,488	1,109
Total current assets	43,469	55,216	39,306
Property, plant and equipment, net	18,786	19,384	3,262
Right-of-use assets	12,985
Goodwill	96,230	96,314	52,711
Intangible assets, net	88,352	90,842	60,961
Other non-current assets		0	534
Total assets	259,822	261,756	156,774
Current liabilities:
Accounts payable	13,905	13,131	7,158
Notes payable to sellers	1,000	1,000	1,827
Short-term debt, including current portion of long-term debt	1,542	2,684	1,074
Short-term lease liabilities	2,871
Accrued expenses	19,323	17,118	7,462
Deferred revenue	13,929	15,734	15,665
Other current liabilities	1,309	1,571	378
Total current liabilities	53,879	51,238	33,564
Long-term debt	74,745	74,867	76,642
Long-term lease liabilities	10,373
Warrant liabilities	20,336	19,098	0
Deferred tax liabilities	5,668	8,601	7,367
Other non-current liabilities	609	730	6
Total liabilities	165,610	154,534	117,579
Shareholders’ Equity:
Preferred stock, $0.0001 par value, 100,000,000 shares authorized; none issued and outstanding as of March 31, 2022 and December 31, 2021	0	0	0
Common stock, $0.0001 par value, 500,000,000 shares authorized; 62,690,869 issued and outstanding as of March 31, 2022 and December 31, 2021	6	6	4
Additional paid-in capital	187,435	183,024	53,059
Accumulated deficit	(93,204)	(75,911)	(14,374)
Accumulated other comprehensive income (loss)	(25)	103	506
Shareholders’ equity	94,212	107,222	39,195	[1]
Total liabilities and shareholders’ equity	$ 259,822	$ 261,756	$ 156,774

[1]	The units of the Company prior to the Merger (as defined in Note A) have been retroactively restated to reflect the exchange ratio established in the Merger (computed as 37,200,000 shares of common stock to 100 Company units).